Stock Split - Additional Information (Detail) (USD $)	1 Months Ended
	Jun. 22, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 21, 2010
Class of Stock [Line Items]
Reverse stock split	4 for 1
Common stock par value	$ 1.50	$ 1.00	$ 1.00	$ 1.00